Fair Value Measurements (Fair Value of Liabilities Measured on Recurring Basis) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Jan. 01, 2013	Jan. 03, 2012
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, fair value	$ 0	$ 0
Temporary equity, fair value	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, fair value	98	473
Temporary equity, fair value	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, fair value	0	0
Temporary equity, fair value	$ 3,601	$ 2,572